Recent Accounting Pronouncements and Significant Accounting Policies, Textuals 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Accounts receivable, trade	$ 3,503	$ 3,985
Revenues	42,045	6,301	$ 0
Time Charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Accounts receivable, trade	104
Revenues	7,303
Spot Charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Accounts receivable, trade	3,399	3,985
Revenues	34,742	6,301
Contract assets	$ 456	$ 299